Shareholders' Equity	12 Months Ended
Dec. 31, 2014
Equity [Abstract]
Shareholders' Equity

NOTE 10 - SHAREHOLDERS’ EQUITY:

a.	Outstanding shares; trading market

At December 31, 2014, a total of 41,852,928 Ordinary Shares were outstanding. This does not include a total of 5,410,773 Ordinary Shares held at that date as treasury shares, virtually all of which were repurchased by the Company or its subsidiaries, of which: (a) 1,993,918 were owned by Orbotech as dormant shares under Israeli law and, for so long as they are owned by Orbotech, confer no rights and, accordingly, are neither eligible to participate in nor receive any future dividends which may be paid to shareholders of the Company nor entitled to participate in, be voted at or be counted as part of the quorum for, any meetings of shareholders of the Company; and (b) 3,416,855 were owned by one or more subsidiaries of Orbotech and, for so long as they are owned by a subsidiary of Orbotech, confer no voting rights and, accordingly, are not entitled to participate in, be voted at or be counted as part of the quorum for, any meetings of shareholders of the Company.

On February 27, 2014, the Board of Directors approved, and the Company publicly announced, the allocation of $30 million for the repurchase of Ordinary Shares. This repurchase program terminated on August 5, 2014, as of which date a total of 971,086 Ordinary Shares had been repurchased under the program for approximately $14.6 million, at an average purchase price of $15.01 per share.

The Ordinary Shares are traded in the United States on the Nasdaq Global Select Market under the symbol ORBK.

b.	Equity remuneration plans:

(i)	Description of plans

The Company, through its board of directors (the “Board”) and, subject to Israeli company law, the remuneration committee of the Board (the “Remuneration Committee”), currently administers the Equity Remuneration Plan for Key Employees of Orbotech Ltd. and its Affiliates and Subsidiaries (as Amended and Restated, 2005) (the “2000 Plan”) and the 2010 Equity-Based Incentive Plan (the “2010 Plan”), both of which were adopted with Orbotech shareholder approval; and, as at December 31, 2014, two equity remuneration plans which were adopted or assumed by PDI prior to its acquisition by the Company on October 2, 2008 (the “PDI Closing Date”), and were assumed by the Company in connection with that acquisition. These plans are discussed in further detail below.

(A)	The 2000 Plan

The 2000 Plan is intended to provide incentives to employees, officers, directors and/or consultants of the Company, other companies, partnerships or entities in Israel in which the Company holds, directly or indirectly, at least a 50% equity interest and/or the Company’s subsidiary entities and their respective subsidiary entities outside Israel, by providing them with the opportunity to purchase or receive shares of the Company.

Equity awards under the 2000 Plan are issuable in the form of restricted shares (which are Ordinary Shares awarded subject to certain transfer restrictions, forfeiture conditions and/or other terms and conditions) or as options to purchase Ordinary Shares, either within or outside the context of Section 102 of the Israeli Income Tax Ordinance (New Version), 1961 (the “Tax Ordinance”), in the form of incentive stock options that qualify for favorable tax treatment under United States tax law or ‘nonqualified’ stock options, or otherwise. The 2000 Plan will expire on June 4, 2015, except as to equity awards outstanding on that date.

At December 31, 2014, under the 2000 Plan, options to purchase a total of 2,694,428 Ordinary Shares (of which 1,521,579 had vested) remained outstanding, a total of 274,607 restricted shares that had been granted (of which 272,999 had vested) remained beneficially held by the grantees, and 45,679 Ordinary Shares remained available for future equity awards.

(B)	The 2010 Plan

On July 15, 2010, the Board adopted, and the Company’s shareholders subsequently approved, the 2010 Plan. The 2010 Plan is intended to assist the Company in attracting, retaining, motivating and rewarding employees, officers, directors and/or consultants of the Company and/or companies, partnerships or other entities and their respective subsidiary companies, partnerships or entities inside or outside of Israel in which the Company holds, directly or indirectly, at least a 50% equity interest, by providing them with equity-based incentives.

The 2010 Plan: (i) provides only for the awarding of restricted shares and restricted share units (“RSU”s) (which are awards representing an unfunded and unsecured promise to deliver Ordinary Shares, cash, other securities or other property in accordance with certain terms and conditions), either within or outside the context of Section 102 of the Tax Ordinance, and does not provide for the awarding of options to purchase Ordinary Shares; (ii) introduces performance-based equity awards to the Company’s equity program and provides that an aggregate of 250,000 or more of the Ordinary Shares subject to awards made under the 2010 Plan are to be subject to performance-based criteria to be established by the Board (but which shall be linked to the Company’s profitability); (iii) provides that if any award granted under the 2010 Plan expires, terminates or is forfeited or cancelled, settled in cash, or otherwise terminates for any reason without a delivery to the participant of the full number of Ordinary Shares to which the award related, the Ordinary Shares under such award which were not so delivered shall again be available for the purposes of the 2010 Plan; but that Ordinary Shares not delivered pursuant to performance-based restricted shares or RSUs which expire, terminate or are forfeited or lapse solely because the performance goals with respect thereto were not attained will not again be available for purposes of the 2010 Plan; and (iv) provides that if the employment or services of a grantee of restricted shares or RSUs with or to the Company is or are terminated prior to the full vesting of, and lapsing of forfeiture provisions on, such award for any reason, the restricted shares or RSUs held by such participant that have not theretofore vested and on which the forfeiture provisions have not theretofore lapsed shall immediately be forfeited upon the earlier of such termination or notice of termination irrespective of the effective date of such termination (unless the applicable agreement provides otherwise). The Company’s general policy is to settle RSUs granted under the 2010 Plan through the issuance of Ordinary Shares rather than in cash, other securities, other awards under the 2010 Plan or other property. The 2010 Plan will terminate on July 14, 2020 (except as to awards outstanding on that date).

At December 31, 2014, under the 2010 Plan: (i) 328,493 non-performance-based RSUs and 112,062 performance-based RSUs were outstanding; (ii) no Restricted Shares had been awarded; and (iii) 143,437 Ordinary Shares remained available for future equity awards.

(C)	PDI equity remuneration plans

On the PDI Closing Date, the Company assumed all of the equity remuneration plans which had previously been adopted or assumed by PDI and under which equity awards were outstanding immediately prior to the PDI Closing Date (collectively, the “PDI Equity Remuneration Plans”).

At December 31, 2014, under the PDI Equity Remuneration Plans collectively, options to purchase a total of 18,040 Ordinary Shares (all of which had vested) remained outstanding.

(ii)	General

The exercise price of options awarded under the 2000 Plan may not be less than 100% of the fair market value of the Ordinary Shares on the date of grant.

Generally, awards under the Company’s equity remuneration plans (other than: (i) awards to directors; and (ii) awards under the PDI Equity Remuneration Plans) vest or are settled as to 50% after two years from the effective date of grant, 75% after three years and 100% after four years. Options generally expire seven years from the date of grant. Upon resignation by a grantee, options to the extent unexercised, and restricted share awards to the extent that the applicable restrictions have not lapsed and unvested RSUs, held by the grantee generally expire or are forfeited on the earlier of the date of notice of resignation and the date of termination of employment or services.

In any other case in which a grantee ceases to be an employee of, or consultant to, the Company (e.g., dismissal or departure by mutual agreement): (i) the vesting of all such equity awards ceases immediately upon notice; and (ii) unless the notice provides, or the Company and grantee agree, otherwise, the grantee may exercise awards, to the extent vested at the time of notice, until the termination of his or her employment or services. Ordinary Shares subject to equity awards granted under the 2000 Plan become available for future equity awards under the 2000 Plan upon the expiration, termination, forfeiture or cancellation of such equity awards. Ordinary Shares subject to equity awards granted under the 2010 Plan become available for purposes of future equity awards under the 2010 Plan upon the expiration, termination, forfeiture or lapse of such equity awards unless such expiration, termination, forfeiture or lapse occurred solely because the performance goals with respect thereto were not attained, in which case the Ordinary Shares subject to such equity awards do not again become available for purposes of the 2010 Plan. Ordinary Shares issued upon the exercise of options or in settlement of RSUs, and restricted shares (other than certain limitations on their transferability), have the same rights as other Ordinary Shares, immediately upon allotment.

Options under the PDI Equity Remuneration Plans usually expire upon termination of the grantee’s continuous service; however, in most cases optionees will, for a period of three months from the date of termination of continuous service, be entitled to exercise options to the extent that they had vested on the date of termination of continuous service.

Certain equity awards held by certain officers of the Company are subject to immediate vesting in the event of death or a change in control of the Company.

(iii)	Taxation

As a result of an election made by the Company under Section 102 of the Tax Ordinance, the Company will not, in the case of equity awards made on or after January 1, 2003, be allowed to claim as an expense for tax purposes in Israel the amounts credited to the employee as capital gains to the grantees, although it will generally be entitled to do so in respect of the salary income component (if any) of such awards when the related tax is paid by the employee.

(iv)	Equity awards data:

(A)	Overview

At December 31, 2014, under all of the Company’s equity remuneration plans (including the PDI Equity Remuneration Plans), equity awards (comprised of options to purchase Ordinary Shares, restricted shares and RSUs) with respect to a total of 3,427,630 Ordinary Shares were outstanding (of which 1,812,618 had vested) and 189,116 Ordinary Shares remained available for future equity awards.

The compensation cost charged against income for the Company’s equity remuneration plans during the years ended December 31, 2014, 2013 and 2012 was $3.1 million, $3.0 million and $2.9 million, respectively, without any reduction in income taxes.

(B)	Valuation assumptions

The fair value of each option granted is estimated using the Black-Scholes option-pricing model. Expected volatilities are based on historical volatility of the Company’s Ordinary Shares. The Company uses historical data to estimate option exercise and employee termination within the valuation model. The expected term of options granted represents the period of time that options granted are expected to be outstanding based on historical behavior of grantees. The risk-free interest rate for periods within the contractual life of the option is based on the United States Treasury yield curve in effect at the time of grant. Dividend yield has been assumed to be zero.

The fair value of each restricted share or RSU awarded is determined based on the market price of the Ordinary Shares on the date of grant.

(C)	Employee equity awards:

1.	Options

	Year ended December 31, 2014
	Number	Weighted average exercise price ($)	Weighted average remaining contractual term (years)	Aggregate intrinsic value ($ in thousands)
Outstanding at beginning of year	3,423,566	10.36
Changes during the year:
Granted (1)	390,871	15.55
Exercised	(887,829)	9.32
Forfeited or expired	(269,220)	18.79

Outstanding at end of year	2,657,388	10.62	3.79	11,500

Exercisable at end of year	1,503,242	9.50	2.24	8,061

(1)	Including options to purchase a total of 32,947 Ordinary Shares awarded to directors of the Company, at an exercise price of $15.61 per share.

The aggregate intrinsic value represents the total pretax capital gain that would have been received by the holders of all ‘in-the-money’ options had they exercised all such options and sold the underlying shares at the closing price of the Ordinary Shares on December 31, 2014 (which was $14.80).

The weighted average grant date fair value of employee options granted during the years ended December 31, 2014, 2013 and 2012 was $4.38, $3.67 and $3.15, respectively. The total intrinsic value of employee options exercised during the years ended December 31, 2014, 2013 and 2012 was $4.8 million, $2.4 million and $0.8 million, respectively.

2.	Restricted shares

	Year ended December 31, 2014
	Number	Weighted average grant date fair value ($)
Non-vested at beginning of year	3,226	11.49
Changes during the year:
Awarded (1)	1,608	15.61
Vested	(3,226)	11.49
Forfeited	0

Non-vested at end of year	1,608	15.61

(1)	To one director of the Company.

The weighted average grant date fair value of employee restricted shares awarded during the years ended December 31, 2013 and 2012 was $12.11 and $9.40, respectively.

The total fair value of employee restricted shares vested during the years ended December 31, 2014, 2013 and 2012 was $0.05 million, $0.1 million and $0.6 million, respectively.

3.	RSUs

	Year ended December 31, 2014
	Number	Weighted average grant date fair value ($)
Outstanding at beginning of year	472,143	10.11
Changes during the year:
Awarded	168,876	15.56
Vested	(160,345)	9.50
Forfeited	(46,620)	9.84

Outstanding at end of year	434,054	12.49

The weighted average grant date fair value of employee RSUs awarded during the years ended December 31, 2013 and 2012 was $11.95 and $8.61, respectively.

The total intrinsic value of employee RSUs vested during the years ended December 31, 2014, 2013 and 2012 was $2.4 million, $1.0 million and $1.5 million, respectively.

4.	Black-Scholes data

In calculating the fair value of options granted to employees under share-based remuneration arrangements during the years ended December 31, 2014, 2013 and 2012, the Company used the following assumptions: dividend yield of 0% and expected life of 4.5 years in each year; expected volatility of: 2014 - 30.7%, 2013 - 34.2% and 2012 - 42.6%; and risk-free interest rate of 1.5% for the three years ended December 31, 2014.

5.	Unrecognized compensation expense

At December 31, 2014, there was $2.6 million of total unrecognized compensation cost related to non-vested employee options, $3.7 million of total unrecognized compensation cost related to non-vested employee RSUs and non-vested employee restricted shares, granted under the Company’s equity remuneration plans. That cost is generally expected to be recognized over a period of four years.

(D)	Non-employee equity awards:

1.	Options

	Year ended December 31, 2014
	Number	Weighted average exercise price ($)	Weighted average remaining contractual term (years)	Aggregate intrinsic value ($ in thousands)
Outstanding at beginning of year	64,475	12.00
Changes during year:
Granted	6,705	15.57
Exercised	(7,075)	11.31
Forfeited or expired	(9,025)	20.17

Outstanding at end of year	55,080	11.18	3.42	205

Exercisable at end of year	36,377	10.61	2.38	153

The weighted average grant date fair value of non-employee options granted during the years ended December 31, 2014, 2013 and 2012 was $5.91, $6.25 and $3.54, respectively. The total intrinsic value of non-employee options exercised during the years ended December 31, 2014, 2013 and 2012 was $29,300, $50,800 and $27,300, respectively.

2.	Restricted shares

No restricted shares were awarded to non-employees during the years ended December 31, 2014, 2013 and 2012. No restricted shares held by non-employees vested during the years ended December 31, 2014 or 2013.

The total fair value of non-employee restricted shares vested during the year ended December 31, 2012 was $4,000.

3.	RSUs

	Year ended December 31, 2014
	Number	Weighted average grant date fair value ($)
Outstanding at beginning of year	7,433	9.89
Changes during year:
Awarded	1,985	15.57
Vested	(2,917)	9.27
Forfeited	0

Outstanding at end of year	6,501	11.94

The weighted average grant date fair value of non-employee RSUs awarded during the years ended December 31, 2013 and 2012 was $11.93 and $8.49, respectively.

1,834 and 1,000 non-employee RSUs vested during the years ended December 31, 2013 and 2012, respectively.

4.	Black-Scholes data

In calculating the fair value of options granted to non-employees under share-based remuneration arrangements during 2014, 2013 and 2012, the Company used the following assumptions: dividend yield of 0% and expected life of 7 years in each year; expected volatility of: 2014 - 37.7%, 2013 - 38.7% and 2012 - 38.1%; and risk-free interest rate of 1.5% for the three years ended December 31, 2014.

5.	Unrecognized compensation expense

At December 31, 2014, there was $0.1 million of total unrecognized compensation cost related to non-vested non-employee options and non-employee restricted shares.

c.	Dividends

The distribution of cash dividends out of all the retained earnings of the Company (approximately $304 million as of December 31, 2014) would subject the Company to a 15%-25% tax on the amount distributed, thereby effectively reducing the dividend distribution by the amount of the tax.

In the event that cash dividends are declared by the Company, such dividends could be declared and paid in Israeli currency.